QUARTERLY DATA (unaudited) - Revenue and Net income (loss) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
QUARTERLY DATA (unaudited)
Revenue, net of accounts receivable valuation allowance	$ 8,546	$ 5,964	$ 3,963	$ (10,736)	$ 4,333	$ (4,659)	$ 7,951	$ 8,389	$ 6,044	$ 19,533	$ (2,440)	$ 3,524	$ 17,725
Net income/(loss) before tax	$ 249	$ (114)	$ (1,344)	$ (15,284)	$ (479)	$ (8,942)	$ 4,763	$ 5,324	$ 2,377	$ (3,190)	$ (17,107)	$ (17,221)	$ 3,522